Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation [Abstract]
Asset retirement obligations

	U.S.	TDS		TDS
(Dollars in thousands)	Cellular	Telecom	Other	Consolidated
Balance December 31, 2012	$179,607	$69,969	$4,034	$253,610
Additional liabilities accrued	635	257	-	892
Revisions in estimated cash outflows	6,268	(2,562)	-	3,706
Acquisition of assets	-	3,410	-	3,410
Disposition of assets (1)	(3,534)	(577)	-	(4,111)
Accretion expense (2)	12,592	4,898	241	17,731
Balance December 31, 2013 (3)	$195,568	$75,395	$4,275	$275,238

Balance December 31, 2011	$143,402	$65,209	$3,806	$212,417
Additional liabilities accrued	5,578	367	-	5,945
Revisions in estimated cash outflows (4)	22,588	-	-	22,588
Disposition of assets	(2,674)	(298)	-	(2,972)
Accretion expense (2)	10,713	4,691	228	15,632
Balance December 31, 2012	$179,607	$69,969	$4,034	$253,610

(1)	Included $2.0 million of incremental disposition costs related to the Divestiture Transaction in 2013.

(2)	Included $1.1 million and $0.2 million of incremental accretion related to the Divestiture Transaction in 2013 and 2012, respectively.

(3)	In 2013, as a result of the accelerated settlement dates of certain asset retirement obligations related to the Divestiture Transaction, TDS reclassified $37.7 million of its asset retirement obligations from Other deferred liabilities and credits to Other current liabilities.

(4)	Included increases of $14.9 million as a result of changes in expected settlement dates related to the Divestiture Transaction in 2012.